Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents		$ 1,885,367	$ 108,745
Accounts receivable, net		14,978,869	19,144,103
Prepayments, deposits and other receivables, net		8,130,460	3,321,253
Inventories, net		821,126
Amount due from shareholders		1,391,616	413,350
Total current assets		27,463,712	23,056,965
Non-current assets:
Property and equipment, net		142,312	67,083
Intangible assets, net		46,110	42,321
Operating lease right-of-use asset (“ROU”), net		1,033,110	120,918
Prepayments		10,443,032	6,035,922
Deferred initial public offering (“IPO”) costs			921,217
Deferred tax assets		1,863,259	484,704
Total non-current assets		13,527,823	7,672,165
TOTAL ASSETS		40,991,535	30,729,130
Current liabilities:
Short-term bank loans		6,319,223	1,996,775
Current portion of long-term bank loan		28,994	47,247
Short-term other borrowing		10,169	55,121
Accounts payable		10,224,153	11,782,429
Accrued expenses and other payables		6,844,442	2,863,896
Income tax payable		653,719	631,419
Contract liabilities		959,003	500,246
Operating lease liability – current		478,603	123,645
Warranty provision			1,311
Amount due to shareholders		164,971	628,076
Total current liabilities		25,706,612	18,650,093
Non-current liabilities:
Operating lease liability – non-current		595,814
Non-current portion of long-term bank loan		681,357	287,872
Long-term other borrowing		34,517	137,804
Total non-current liabilities		1,311,688	425,676
TOTAL LIABILITIES		27,018,300	19,075,769
Commitments and contingencies (Note 19)
SHAREHOLDERS’ EQUITY
Share subscription receivables		(100)
Additional paid-in capital		11,815,475	4,374,056
Statutory reserve		297,656	297,656
Retained earnings		1,299,433	6,994,445
Accumulated other comprehensive income (loss)		453,085	(75,549)
Equity attributable to the shareholders of the Company		13,870,849	11,595,608
Non-controlling interests		102,386	57,753
Total shareholders’ equity		13,973,235	11,653,361
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		40,991,535	30,729,130
Related parties
Current assets:
Amount due from related parties		256,274	69,514
Current liabilities:
Amount due to related parties		23,335	19,928
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	5,200	5,000
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	$ 100

[1]	All share numbers have been retroactively adjusted to reflect the 1-for-16 Share Consolidation, that became effective on June 22, 2026.